DEPOSITS	12 Months Ended
Jun. 30, 2015
DEPOSITS [Abstract]
DEPOSITS

12.            DEPOSITS

Retail deposit accounts are summarized as follows:

	2015		2014
		Percent of		Percent of
	Amount	Portfolio	Amount	Portfolio
	(Dollars in Thousands)

Non-interest earning checking	$17,806	12.8%	$16,300	11.5%
Interest-earning checking	20,238	14.6	21,077	14.9
Savings accounts	45,092	32.5	44,428	31.3
Money market accounts	23,601	17.0	24,730	17.4
Savings certificates	31,326	22.5	34,833	24.6
Advance payments by borrowers
for taxes and insurance	865	0.6	491	0.3
Total	$138,928	100.0%	$141,859	100.0%

The maturities of savings certificates at June 30, 2015, are summarized as follows:

(Dollars in Thousands)
Within one year	$22,905
Beyond one year but within two years	4,851
Beyond two years but within three years	1,693
Beyond three years but within four years	781
Beyond four years but within five years	999
Beyond five years	97

Total	$31,326

Savings certificates with balances of $100 thousand or more amounted to $4.6 million and $5.1 million on June 30, 2015 and 2014, respectively.  There were no savings certificates with balances of $250 thousand or more at June 30, 2015 or 2014. At June 30, 2015 and June 30, 2014, the Savings Bank had no brokered CDs.

Interest expense by deposit category for the years ended June 30 is as follows:

	2015	2014	2013
	(Dollars in Thousands)

Interest-earning checking	$4	$4	$5
Savings accounts	21	29	39
Money market accounts	22	22	28
Savings certificates	170	275	303
Advance payments by borrowers for taxes
and insurance	-	-	3

Total	$217	$330	$378